Exhibit 99.5

Recovco ID	Loan #1	Project Name	Pool	State	Original Option Amount	Option Investment Date	Occupancy	Purpose	Overall Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)
XXXXXXXXXXX	FRX-021685	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Missing proof of Hazard Insurance within the imaged documents.
8/27/23: Exception grade changed to informational only. Per SOW and ex.1-2, as of 5/2021, evidence of active hazard insurance coverage was not required"
* Missing Verification of Assets (Lvl 1)     "Asset verification was missing from the review documents. The Guidelines require asset verification.

8/27/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "A Home Inspection Report was not found within the provided review documents. The property is not a PUD, condo or townhouse.  It was noted that the Appraisal condition comments detail  extensive interior and exterior renovations to the subject in the last year, and the Option Investment terms approved include a CLTV of 52% and FICO score of 784.

8/27/23: Exception grade changed to informational only; the property was built in XXXX and has a XX condition rating.
Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SOW, if the file is dated post May 2021 and the property meets any one of the three criteria below, it qualifies for a home inspection waiver:
- Property is a PUD, Condo, or Townhome
- Built in 1980 or newer
- C3 or better condition"
XXXXXXXXXXX	FRX-077734	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	2: Acceptable with Warnings	* Closing Statement Missing or Not Executed (Lvl 2) "9/7/2023 QC: Downgraded exception to 2, warning only. Per Lender/Client on 9/6/2023, a final file copy of the Settlement Statement is not required if figures for disbursement match.
The initial Title Closing Statement Invoice dated XX/XX/XXXX reflects an Investment Payment amount that corresponds with the closing instructions and no consumer debt payments are reflected and none was required to be paid with proceeds.  Note the closing instructions and final Investment documents dated XX/XX/XXXX were executed by the Homeowner on XX/XX/XXXX. The date of disbursement is unknown.

Review: The final Settlement Statement with final figures and funding confirmation is missing from the file. Note the Closing Statement and Title Invoice provided are dated prior to the Applicant signing date."
XXXXXXXXXXX	FRX-118309	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Loan Review	1: Acceptable
XXXXXXXXXXX	FRX-119973	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-126978	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-131180	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-132206	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2) "Missing valid credit report, unable to validate the qualifying FICO score and if guidelines are met. The file Credit Report references a SSN# and DOB that do not match the Applicant’s. It appears two bureaus were run for a non-owner and non- applicant family member with the same name as the Applicant. The Credit Report reflects SSN xxxXXXX and DOB XX/XX/XXXX; the Application SSN# is xxxXXXX and DOB is XX/XX/XXXX.

08/23/2023 QC Comments:  Pages 2 and 3 of the Credit Report Source of Information Section reflect a different DOB and SS# for the 1st Applicant.

9/26/23 - Per Client - one of the credit scores on the credit report matches the applicant's SSN. I have updated the representative score field to be 667 as that was the valid score from the credit report. I've also attached the credit report to this email for your ease in reviewing."
XXXXXXXXXXX	FRX-133874	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-134805	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-135140	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-142146	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-145721	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-149400	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-150495	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-153977	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-154168	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings			* Missing flood cert (Lvl 2) "The Appraisal indicates the property is in Flood Zone XX per map# XXXXXX-XXXXX dated XX/XX/XXXX but evidence of flood insurance coverage was not found in the review file. A flood cert was not provided to validate or dispute the appraisal information."
XXXXXXXXXXX	FRX-158997	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-159785	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-164591	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-165000	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-165279	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-165359	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-166621	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-168377	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-168497	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-169557	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-170059	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-172880	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-173438	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-173912	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-174818	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-175336	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-176173	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-177022	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-177646	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-177736	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-178085	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-178581	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Quality of Appraisal Report Unacceptable (Lvl 2) "9/6/2023 QC: Downgraded exception to 2, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.An ineligible property valuation was used.

The Appraisal was obtained for another Lender/Client and there is no evidence the valuation was assigned to the current Lender for the subject transaction. The attached cover page is addressed to the homeowner to provide a courtesy copy and further states:
“You may not share this property valuation with any other party…valuation document was prepared at the Bank's request and only for its own internal lending purposes, this document should not be relied upon in making any decisions concerning the condition or value of the property or for any other uses …appraisal was performed at the request of the Bank. The appraiser is not required to discuss the appraisal or its contents with anyone other than the Bank.”
An OAV Addendum was not required at closing."
XXXXXXXXXXX	FRX-178672	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-178749	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-180048	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-181138	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-183534	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-183669	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-184875	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-189343	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-191059	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-192093	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-192146	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-192284	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-193681	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	3: Curable		* Missing Verification of Assets (Lvl 3) "Missing asset documents."
XXXXXXXXXXX	FRX-217694	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-217869	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-218301	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-218878	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-219291	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-219437	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-220055	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-220408	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-220478	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-220714	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-220975	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-221610	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-223232	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Not Applicable	1: Acceptable
XXXXXXXXXXX	FRX-223275	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-223798	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-224091	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-225155	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-226083	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-226337	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings			* Missing flood cert (Lvl 2) "There is no evidence of flood insurance coverage contained in the file. Both appraisals reflect the subject property is in a XXXX XXXXXXX XXXXX XXXX (XXXX XXXXX XXXX XXX). The hazard insurance policy states: "Your Homeowners policy does not provide coverage for damage caused by flood, even if the flood is caused by a storm surge." There is no evidence of flood insurance contained in the file."
XXXXXXXXXXX	FRX-226392	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	3: Curable		* Loan Does Not Meet Originator Guidelines (Lvl 3) "The Offer Package is missing from the review folder, specifically, the executed Offer Letter, Conditions of Offer, and the Important Notice and Cost Estimate."
XXXXXXXXXXX	FRX-226394	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-226492	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-227068	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-227544	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-228029	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-228441	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-228496	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-228639	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable				* Property value and predominant value vary by more than 50% (Lvl 1) "The Appraisal contained in the file dated XX/XX/XXXX has an "as is' value of XXX,XXX.XX, with a one-unit housing range of $XXX,XXX.XX to $X,XXX,XXX.XX and a predominant value of $X,XXX,XXX.XX."
XXXXXXXXXXX	FRX-229191	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-229844	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-231183	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-231438	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-231708	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-232486	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-232974	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-233426	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-233877	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-235255	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-235757	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-236551	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-236885	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-236957	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-237227	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-237511	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-237948	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-239245	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-240129	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-240341	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-240972	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-241149	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-241892	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-242209	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable				* There is no Inspection Report in the Loan File (Lvl 1) "Informational only, auto generated. PI not provided or required for C1 condition and property is new construction, completed within 12 months of closing. Municipality Occupancy Cert dated XX/XX/XXXX provided."
XXXXXXXXXXX	FRX-242702	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-243055	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-243849	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-244394	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-244901	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-245387	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-245690	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	3: Curable	* Completed "Subject To" w/o Compltn Cert in File (Lvl 3) "Appraisal had noted broken window in home and needed replaced. No cert provided.
QC 8/16/23:
The Appraisal dated XX/XX/XXXX is made subject to “repair of broken window due to safety hazard”.  A completion certification or alternative documentation confirming an  “as is” value of $XXX,XXX.XX, was not provided in the review file. The Appraiser did not provide a cost to cure estimate."
* Property Issues indicated (Lvl 3)     "Appraisal noted broken window.

QC 8/16/23: Missing evidence of completed repairs and /or certification of an "as is" value of $XXX,XXX. The Appraisal dated XX/XX/XXXX is made subject to “repair of broken window due to safety hazard”. Note a DMA was not required at closing, but the HI dated XX/XX/XXXX, also identifies the following R/R issue: One of the windows in this room [living/dining] is broken. Recommend replacement by a licensed window contractor."
XXXXXXXXXXX	FRX-246322	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-247170	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-247305	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-247494	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-247519	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-248080	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	3: Curable	* Loan Does Not Meet Originator Guidelines (Lvl 3) "1.) The loan application is missing the Co-Applicants signature.
2.) The Offer Package is missing. (Offer Letter, Conditions of Offer Letter, and Total Cost Estimate.)"
XXXXXXXXXXX	FRX-248266	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-248629	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2) "Unable to verify if the qualifying FICO meets guidelines. The review file Credit Report (Page 4) states the Applicants Date of Birth is XX/XX/XXXX with the last four digits of the SS# are XXXX.
The Application states the last four digits of the SS# are XXXX and the Date of Birth is XX/XX/XXXX.   The Credit Report in the review file appears to be associated with a non-Applicant, non-Owner and non-Occupying family member.

09/27/2023 New Credit report received dated XX/XX/XXXX reflecting all three scores for the correct Applicant. Credit Scores, Debts and DTI updated. Original Credit Reports (XX/XX/XXXX credit report and XX/XX/XXXXcredit supplement) were invalid at the time of origination."
XXXXXXXXXXX	FRX-249437	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-249831	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-251003	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-251315	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-251379	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-251938	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-252336	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-252483	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-255443	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-255891	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-255988	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-256104	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-256125	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-257437	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-262190	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-263998	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-264124	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-264416	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-267072	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-267291	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-267739	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-269694	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	3: Curable		* Missing Hazard Insurance (Lvl 3) "The web page provided as evidence of hazard insurance does not provide the policy effective dates."
XXXXXXXXXXX	FRX-269976	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-271578	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-276671	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-278911	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-279308	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-280238	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-284017	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-284390	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-285384	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-292420	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable
XXXXXXXXXXX	FRX-292940	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-293334	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-293790	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-293795	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-294643	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-299253	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable				* Property Issues indicated (Lvl 1) "Appraiser stated owners bathroom ceiling and walls need painting. E: $XXX."
XXXXXXXXXXX	FRX-300407	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-304057	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-306597	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-313030	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-320114	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-330839	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-335449	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable
XXXXXXXXXXX	FRX-378757	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Investor [3]	Further Advances	1: Acceptable
XXXXXXXXXXX	FRX-378923	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Further Advances	1: Acceptable
XXXXXXXXXXX	FRX-379799	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Further Advances	1: Acceptable
XXXXXXXXXXX	FRX-380396	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Investor [3]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-381147	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-381363	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-381391	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-381712	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-384197	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Further Advances	1: Acceptable
XXXXXXXXXXX	FRX-384203	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Further Advances	1: Acceptable
XXXXXXXXXXX	FRX-384828	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-385151	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Employment Verification Missing or Unacceptable (Lvl 1) "File did not contain income or employment verification.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.

Assets iao $12,499.11 were verified with page 1 of a personal checking account statement."
* Income Verification Missing or Unacceptable (Lvl 1)     "Missing income verification documents.

QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Assets iao $12,499.11 were verified with page 1 of a personal checking account statement."
XXXXXXXXXXX	FRX-385368	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "There is no verification of assets in file.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder, paystub and W2."
XXXXXXXXXXX	FRX-385373	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-386054	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-386117	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2) "Auto-Generated Alert - G2 warning only. Co-Applicant's median credit score is 457. Approval based on Applicants Credit Score of 710.
8/30/23: Note joint credit report in file, income verification provided for both Applicants."	* Missing Verification of Assets (Lvl 1) "No Asset information provided.
QC 8/30/23: Updated exception grade to G1,  informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "An Inspection was not found in the file.
QC 8/30/23: Exception for missing income verification updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, property type is PUD, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-386397	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable				* There is no Inspection Report in the Loan File (Lvl 1) "Home Inspection not required. Appraisal Condition is XX. Property Type is PUD. Property has an effective year built of 1997. (After XXXX)."
XXXXXXXXXXX	FRX-386720	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "Missing Asset verification.
QC 8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
XXXXXXXXXXX	FRX-386819	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable
XXXXXXXXXXX	FRX-387367	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "There was no asset verification provided in the review folder.

8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
XXXXXXXXXXX	FRX-388022	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "Asset verification is missing from the audit review file.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report located in file and does not meet guideline criteria for a HI waiver; subject is not a PUD, condominium, or townhouse.
QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria for condition grade XX."
XXXXXXXXXXX	FRX-388446	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No Asset documentation provided in the audit review file.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Home Inspection Report is missing from the audit review file. Guideline criteria for a HI waiver not met; Appraisal condition must be C3 or greater. The file Appraisal dated XX/XX/XXXX reflects a XX condition grade.
QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets GL criteria with a PUD property type built in XXXX."
XXXXXXXXXXX	FRX-388633	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: transactions post May 2021 require income OR asset verification."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.

QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets all GL criteria, a PUD property type, XX condition grade and built in XXXX."
XXXXXXXXXXX	FRX-389193	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2  for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Property condition grade is XX."
XXXXXXXXXXX	FRX-389274	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Property condition grade is XX."
XXXXXXXXXXX	FRX-389513	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

The Asset Verification is missing"
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade Is XX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-389665	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable
XXXXXXXXXXX	FRX-389718	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, property type is PUD, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-390086	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-390345	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, year built is XXXX."
XXXXXXXXXXX	FRX-391809	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Documentation is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, XX condition grade, year built is XXXX."
XXXXXXXXXXX	FRX-392449	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Appraisal Documentation is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- XX condition grade, year built is XXXX."
XXXXXXXXXXX	FRX-392557	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	2: Acceptable with Warnings	* Missing flood cert (Lvl 2) "The subject property is located in XXXXX XXXX XX, verification of flood insurance coverage was not provided in the audit review file nor was a flood or elevation cert as evidence the property is not in a flood zone."	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation Report. The Appraiser references review of a property condition report, but the Report is not attached or provided in the audit review file.

QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing proof of hazard insurance (Lvl 1)     "Per Client, as of 5/2021, evidence of hazard insurance was not required."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Home Inspection is missing from the audit review folder. Note the Appraiser comments that the XX condition grade is based on review of the property condition report, but a condition report is not attached to the Desktop Valuation or provided in the audit review file.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- XX condition grade, year built is XXXX."
XXXXXXXXXXX	FRX-395223	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "Informational only.  Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.
subject property meets HI waiver for property type; property is an attached PUD. Note the Appraisal condition grade is XX."
XXXXXXXXXXX	FRX-395488	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. A Desktop Valuation with third party Exterior/Interior Inspection was provided, used for value."
* Missing Verification of Assets (Lvl 1)     "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Home Inspection Report was not provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: subject property year built is XXXX, after required 1980, no other criteria met."
XXXXXXXXXXX	FRX-396325	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Report contained in the file is a HouseCanary Exterior and Interior Inspection Evaluation Report."
* Missing Verification of Assets (Lvl 1)     "The Verification of Assets is missing."
* There is no Inspection Report in the Loan File (Lvl 1) "The Inspection Report is missing."
XXXXXXXXXXX	FRX-396533	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per this is a hybrid appraisal and acceptable to XXXXXX .

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per  this is a hybrid appraisal and acceptable to .

The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is XX, property type is PUD, property built in XXXX

-- Missing docs: Home Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-397065	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1) "The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, XX condition grade, year built is XXXX."
XXXXXXXXXXX	FRX-397747	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Asset Documentation not found within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "missing the Property Inspection Report.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is XX, effective age is XX years."
XXXXXXXXXXX	FRX-398040	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Further Advances	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No verification of Assets located within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
XXXXXXXXXXX	FRX-398350	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Desktop Valuation with Inspection provided.

08/23/2023 QC Comment:   The Appraisal document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Asset Documentation Missing from imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing Home Inspection. QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- year built XXXX."
XXXXXXXXXXX	FRX-398792	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "A Desktop Valuation with Inspection was provided.
QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Documentation of Assets missing from imaged documents.

08/23/2024 QC Comment: The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Home Inspection missing from imaged documents.  SSN from client data verified against Credit Report provided.  Not located in the library of imaged documents.

08/23/2024 QC Comment:  The Home Inspection report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, year built XXXX."
XXXXXXXXXXX	FRX-398832	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Appraisal missing from imaged documents. Not located in the library of imaged documents.

08/24/2023 QC Comments:  The Appraisal document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "-- Missing docs:  Asset Verification missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Home Inspection missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, condition grade is XX, built in XXXX."
XXXXXXXXXXX	FRX-401009	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Standard Appraisal (1004) missing from imaged documents. What was provided was a Desktop Review with Interior Photos. Not located in the library of imaged documents.

The Appraisal Document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "-- Missing docs:  Documented Assets missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs: Home Inspection missing from imaged documents.  Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, year built XXXX."
XXXXXXXXXXX	FRX-401278	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The non-standard Valuation provided dated 11/29/2021 is a House Canary Agile Evaluation- Exterior and Interior Report.
QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "No asset verification provided in documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
XXXXXXXXXXX	FRX-401322	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing assets verification.
QC 8/26/2023: Finding is downgraded to informational only.  Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.”
Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1) "No inspection provided in report. Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets 2 GL criteria, condition grade is XX and property built in XXXX."
XXXXXXXXXXX	FRX-401526	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No verification of assets provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, income OR asset verification is required for approval, not both.
Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: property type is PUD, condo or townhouse, condition grade is C3 or better, property built after 1980 or effective date = 20 years or less.
The Appraisal cites a XX condition grade XX and year built is XXXX."
XXXXXXXXXXX	FRX-401590	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Verification of assets was not provided.
QC 8/26/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing property inspection.

QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: The subject meets GL criteria for condition grade XX and property built year XXXX."
XXXXXXXXXXX	FRX-402330	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing Asset verification.
QC 8/27/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1) "Property Inspection is missing. QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria: property type is PUD, year built is XXXX."
XXXXXXXXXXX	FRX-402817	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable				* Missing Verification of Assets (Lvl 1) "No verification of assets provided." * There is no Inspection Report in the Loan File (Lvl 1) "No inspection report provided in file."
XXXXXXXXXXX	FRX-402958	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. The HouseCanary Evaluation provided includes review of the third-party property inspection and photos to determine the appropriate condition grade 3."
* Missing Verification of Assets (Lvl 1)     "Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the review file."
* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Home Inspection Report was not provided. The SOW guidelines allow a HI waiver when criteria are met. The property meets all criteria: property type is PUD, condition grade is XX, year built is XXXX."
XXXXXXXXXXX	FRX-403402	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per this is a hybrid appraisal and acceptable to XXXXXX.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per  this is a hybrid appraisal and acceptable to XXXXXX.

The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property built in XXXX

-- Missing docs: Home Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-403749	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property was built in XXXX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-404379	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No verification of assets provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is XX, property type is PUD, property was built in XXXX

Inspection report not provided in file."
XXXXXXXXXXX	FRX-405145	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No verification of assets provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property was built in XXXX

There is no inspection report in file."
XXXXXXXXXXX	FRX-406802	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Verification of Assets is missing.

QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, condition grade is XX, year built XXXX."
XXXXXXXXXXX	FRX-408180	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, XX condition grade and year built is XXXX."
XXXXXXXXXXX	FRX-409349	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No asset verification provided."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "No comp photos provided.
The Appraisal Document is a Desktop Valuation with Inspection."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX, property was built in XXXX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-409370	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
-- Missing docs:  Asset Verification missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX.

The Verification of Assets and Property Inspection Report are missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX, property type is PUD

-- Missing docs: Property Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-409376	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Verification of Assets missing from imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX, property built XXXX

Home Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-411649	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is Condo, built in XXXX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-412460	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

Asset verification is missing from the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1) "Informational only. A Property Inspection Report was not provided in the audit review folder, however, the subject property meets guideline criteria for a waiver: Condition grade is XX, property type is PUD, year built is XXXX."
XXXXXXXXXXX	FRX-413392	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing proof of hazard insurance (Lvl 1) "Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
Asset verification is missing from the audit review file."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX

The Home Inspection is missing from the audit review folder. Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse."
XXXXXXXXXXX	FRX-414171	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- year built is XXXX."
XXXXXXXXXXX	FRX-414743	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, XX condition grade, year built is XXXX."
XXXXXXXXXXX	FRX-414938	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-416037	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Purchase	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-417127	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

The Asset Verification is missing"
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX, built in XXXX

The Property Inspection Report is missing."
XXXXXXXXXXX	FRX-418394	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "Missing docs: Appraisal missing from imaged documents. What is provided is a valuation estimate and not considered an Appraisal.
The Appraisal document is a XXXXXXXXXXX XXXXX XXXXXXXXXXX.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing docs: Missing Asset Documentation.  Not located within the provided imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing docs: Missing Home Inspection
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- XX condition grade, year built is XXXXX."
XXXXXXXXXXX	FRX-418547	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	2: Acceptable with Warnings	* Full appraisal required. Form Type (Lvl 2) "9/6/2023 QC: Downgraded Appraisal form exception to X, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.

The Appraisal dated XX/XX/XXXX is made for another Lender/Client for a refinance transaction. There is no evidence that the appraiser re-assigned the report or that the Appraisal complies with USPAP and AIR standards. Also noted that the file copy of the report is poor and appears to have been provided by the Homeowner."	* Missing Verification of Assets (Lvl 1) "-- Missing docs: Asset Verification missing not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Property Inspection Report missing not located in the library of imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, property type is PUD, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-419449	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Missing docs: Application missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents. Asset Documentation Missing from imaged documents. Appraisal 1004 missing from file. What is in file is a Desktop Valuation with Inspection. Missing Home Inspection.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "-- Missing docs:  Property Inspection Report missing from imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, property type is PUD, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-420272	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "'9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
-- Missing docs:  Asset Documentation not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX, built in XXXX

'-- Missing docs: Property Inspection Report not located in the library of imaged documents."
XXXXXXXXXXX	FRX-420842	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Missing Verification of Assets (Lvl 1) "-9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

- Missing docs:  Asset documentation not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is XX
-- Missing docs: Home Inspection not located in the library of imaged documents."
XXXXXXXXXXX	FRX-421226	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX.

The Appraisal Document is a Desktop Valuation with Inspection"
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
-- Missing docs:  Document or proof of assets not located in the library of imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is PUD, condition grade is XX, built in XXXX

-- Missing docs: Home Inspection Report not located in the library of imaged documents."
XXXXXXXXXXX	FRX-421301	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Refinance	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX.
QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable."
* Missing Verification of Assets (Lvl 1)     "Missing docs:  Asset documentation not located in the library of imaged documents.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Missing docs:  Home Inspection Report documentation not located in the library of imaged documents.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met, property type is PUD, condition grade is XX and year built is XXXX."
XXXXXXXXXXX	FRX-422048	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Debt Consolidation	1: Acceptable	* Full appraisal required. Form Type (Lvl 1) "-- Appraisal: Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX.

The Appraisal Document is a Desktop Valuation with Inspection."
* Missing Verification of Assets (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* Subject or Comp Photos are missing or illegible (Lvl 1)     "-- Appraisal:  Per XXXXXX this is a hybrid appraisal and acceptable to XXXXXX."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property built in XXXX

-- Missing docs: Home Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-423227	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

-- Missing docs:  Verification of Assets missing from imaged documents."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is  XX
-- Missing docs: Property Inspection Report missing from imaged documents."
XXXXXXXXXXX	FRX-424320	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing Asset verification.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "Property Inspection report was not provided in the audit review file and Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met for condition grade of XX."
XXXXXXXXXXX	FRX-426828	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

No Asset verification provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is XX, property type is PUD, built in XXXX

No Inspection report provided."
XXXXXXXXXXX	FRX-432136	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "Missing Asset verification.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "No inspection report provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met for condition grade of XX."
XXXXXXXXXXX	FRX-442007	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "No asset verification provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder."
* There is no Inspection Report in the Loan File (Lvl 1)     "An inspection report was not provided.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- Subject property condition grade is XX, with effective age of XX yrs."
XXXXXXXXXXX	FRX-442707	XXXX XXXX-X	XXXX XXXX-X	XXXXXX	$XXX,XXX.XX	XX/XX/XXXX	Primary [1]	Other	1: Acceptable	* Missing Verification of Assets (Lvl 1) "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
No asset verification provided."
* There is no Inspection Report in the Loan File (Lvl 1)     "9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is XX, property type is PUD, built in XXXX
No inspection report provided."